Related parties - Summary of Key Management (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Key Management [Abstract]
Senior leadership team severance payments	€ 3	€ 0	€ 2